Provisions - Legal provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Provisions, at the start of the period	€ 2,313
Acquisitions	150	€ 123
Provisions, at the end of the period	2,115	2,313
Legal proceedings provision [member]
Provisions [Line Items]
Provisions, at the start of the period	91	72
Additional provisions, other provisions	89	43
Acquisitions	4	38
Provision used, other provisions	100	17
Unused provision reversed, other provisions	3	48
Increase through adjustments arising from passage of time, other provisions	0	1
Increase (decrease) through net exchange differences, other provisions	7	3
Provisions, at the end of the period	€ 89	€ 91